Offerings - Offering: 1	May 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares, nominal value 0.01 euro per share
Amount Registered | shares	403,347
Proposed Maximum Offering Price per Unit	112.92
Maximum Aggregate Offering Price	$ 45,545,943.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 6,289.89
Offering Note	These shares are represented by American Depositary Shares ("ADSs") of Abivax SA (the "Registrant"). Each ADS represents the right to receive one ordinary share, nominal value 0.01 euro per share ("Ordinary Shares") of the Registrant. ADSs issuable upon deposit of the ordinary shares registered hereby were registered pursuant to the Registrant's Registration Statement on Form F-6 (File No. 333-274845). Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). The fee payable in connection with the offering pursuant to this prospectus supplement has been paid in accordance with Rule 456(b) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant's Registration Statement on Form F-3 (Registration No. 333-288884) (the "Registration Statement"). Consists of 403,347 ADSs registered pursuant to this prospectus supplement to be offered by the selling shareholders named therein. This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" filed as Exhibit 107 to the Registration Statement in accordance with Rules 456(b) and 457(r) under the Securities Act. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) promulgated under the Securities Act solely for the purpose of calculating the registration fee and is based upon a price of $112.92, which is the average of the high and low prices per ADS on April 30, 2026, as reported on The Nasdaq Global Market.